INCOME TAX (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	24.00%
Adjustments:
Expenses not deductible for tax purposes (as a percent)	3.50%	4.90%	2.10%
Currency exchange and transaction loss (as a percent)		0.50%	1.00%
Income tax provision (as a percent)	0.10%	(0.20%)	0.30%
Settlements with tax authorities (as a percent)	(1.00%)	(2.90%)
Revaluation of MTS Ukraine tax base (as a percent)			(1.80%)
Different tax rate of foreign subsidiaries (as a percent)	(0.50%)	(2.00%)	(1.20%)
Earnings distribution from subsidiaries (as a percent)	0.70%	6.80%
Disposal of treasury stock (as a percent)		(4.10%)
Effect of change in tax rate in Ukraine (as a percent)	0.70%
Change in fair value of derivative financial instruments (as a percent)	(0.10%)	(0.10%)	0.30%
Change in valuation allowance (as a percent)	(0.20%)	10.30%	(0.20%)
Comstar corporate reorganization (as a percent)		0.40%
Impairment of long-lived assets (as a percent)	1.30%
Impairment of goodwill (as a percent)			0.40%
Other (as a percent)	0.50%	0.10%	0.50%
Effective income tax rate (as a percent)	25.00%	33.70%	25.40%
Deferred tax assets
Depreciation of property, plant and equipment	$ 211,307,000	$ 212,606,000
Other intangible assets	1,346,000	12,770,000
Deferred connection fees	31,522,000	33,610,000
Subscriber prepayments	20,832,000	16,663,000
Accrued expenses	148,828,000	130,603,000
Inventory obsolescence	5,884,000	3,046,000
Loss carryforward	196,883,000	111,784,000
Impairment of property, plant and equipment	4,438,000	19,906,000
Valuation of investment in Svyazinvest		78,761,000
Other	22,384,000	26,750,000
Valuation allowance	(165,994,000)	(182,308,000)
Total deferred tax assets	477,430,000	464,191,000
Deferred tax liabilities
Licenses acquired	(62,606,000)	(59,746,000)
Depreciation of property, plant and equipment	(192,679,000)	(188,611,000)
Customer base	(34,783,000)	(2,695,000)
Other intangible assets	(41,011,000)	(59,227,000)
Debt issuance cost	(11,134,000)	(22,690,000)
Potential distributions from/to Group's subsidiaries/associates	(105,821,000)	(118,608,000)
Other	(4,992,000)	(1,025,000)
Total deferred tax liabilities	(453,026,000)	(452,602,000)
Net deferred tax asset	24,404,000	11,589,000
Net deferred tax asset, current	234,658,000	212,687,000
Net deferred tax asset, non-current	81,816,000	97,355,000
Net deferred tax liability, long-term	(292,070,000)	(298,453,000)
Deferred tax assets on tax losses carried forward written down, on sale of certain Comstar's subsidiaries		$ 6,800,000